Exploration and evaluation (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statements Line Items
Impairment	$ 0	$ 49,986
Impairment charge, net of income taxes		37,600
Coulon Project [Member]
Statements Line Items
Estimated recoverable amount		$ 10,000